Regulatory Capital Requirements (Details) (USD $)	12 Months Ended
	Dec. 31, 2013 Set		Dec. 31, 2012
Tier One Risk Based Capital [Abstract]
Tier One Risk Based Capital	$ 375,063,000		$ 356,687,000
Total risk-based capital	403,317,000		383,678,000
Risk Based Ratios [Abstract]
Tier 1 risk-based capital, ratio (in hundredths)	16.74%		16.68%
Total risk-based capital, ratio (in hundredths)	18.00%		17.94%
Leverage Capital [Abstract]
Leverage Capital	375,063,000		356,687,000
Tier One Risk Based Capital	375,063,000		356,687,000
Total risk-based capital	403,317,000		383,678,000
Leverage Ratios [Abstract]
Leverage Capital, ratio (in hundredths)	8.27%		8.21%
Tier 1 risk-based capital, ratio (in hundredths)	16.74%		16.68%
Total risk-based capital, ratio (in hundredths)	18.00%		17.94%
Number of overlapping sets of regulatory capital requirements	2
Minimum tangible capital as percentage of tangible assets required (in hundredths)	1.50%
Leverage ratio for the most highly rated institutions (in hundredths)	3.00%
Top-tier savings and loans bank threshold total consolidated assets	500,000,000
Tier 1 minimum capital requirement, future common equity rule (in hundredths)	4.50%
Minimum tier 1 capital to risk-based assets requirement affected on January 1, 2015 (in hundredths)	6.00%
Trustco Bank [Member]
Tier One Risk Based Capital [Abstract]
Tier 1 (core) capital	365,954,000		349,580,000
Tier One Risk Based Capital	365,954,000		349,580,000
Total risk-based capital	394,200,000		376,565,000
Risk Based Ratios [Abstract]
Tier 1 (core) capital, ratio (in hundredths)	8.07%		8.05%
Tier 1 (core) capital, Well Capitalized (in hundredths)	5.00%	[1]	5.00%	[1]
Tier 1 (core) capital, Adequately Capitalized (in hundredths)	4.00%	[1]	4.00%	[1]
Tier 1 risk-based capital, ratio (in hundredths)	16.34%		16.35%
Tier 1 risk-based capital, Well Capitalized (in hundredths)	6.00%	[1]	6.00%	[1]
Tier 1 risk-based capital, Adequately Capitalized (in hundredths)	4.00%	[1]	4.00%	[1]
Total risk-based capital, ratio (in hundredths)	17.60%		17.62%
Total risk-based capital, Well Capitalized (in hundredths)	10.00%	[1]	10.00%	[1]
Total risk-based capital, Adequately Capitalized (in hundredths)	8.00%	[1]	8.00%	[1]
Leverage Capital [Abstract]
Tier One Risk Based Capital	365,954,000		349,580,000
Total risk-based capital	$ 394,200,000		$ 376,565,000
Leverage Ratios [Abstract]
Tier 1 risk-based capital, ratio (in hundredths)	16.34%		16.35%
Total risk-based capital, ratio (in hundredths)	17.60%		17.62%

[1]	Regulatory minimum requirements to be considered to be Well Capitalized and Adequately Capitalized